CONVERTIBLE DEBENTURE (Narrative) (Details)	1 Months Ended	12 Months Ended						12 Months Ended
	Jul. 31, 2013 CAD	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2015 CAD	Jul. 02, 2013 USD ($)	Jul. 02, 2013 CAD	Jan. 31, 2015 Minimum [Member] USD ($)	Jan. 31, 2015 Maximum [Member] USD ($)
Convertible Debt, Current						$ 2,300,000
Convertible Debenture Convertible into Units						8,389,176	8,389,176
Debt Instrument, Convertible, Conversion Price		$ 0.274163			0.2882	$ 0.274163	0.2882
Investment Warrants, Exercise Price	0.40	$ 0.40
Limit Conversion to Company's Common Shares						19.90%	19.90%
Stock Issued During Period, Value, Conversion of Units		260,000		2,040,000
Stock Issued During Period, Shares, Conversion of Units		948,342	7,440,834
Warrants Issued During Period, Shares, Conversion of Units		474,171	3,841,829
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt		29,107	353,726
Adjustments to Common Shares, Equity Component of Convertible Debt		$ 230,983	$ 1,686,274
Unit Warrants Valued at Price								$ 0.0322	$ 0.0706